Distribution Date:	11/18/25	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Determination Date:	11/12/25
Next Distribution Date:	12/17/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C28

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	9		Jenna Unell		Jenna.unell@greyco.com
Current Mortgage Loan and Property Stratification	10-14		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24-25	Trustee	U.S. Bank National Association
Modified Loan Detail	26		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766LBN8	1.531000%	25,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766LBP3	2.640000%	43,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766LBQ1	3.288000%	59,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61766LBR9	3.272000%	215,000,000.00	33,423,190.92	33,423,190.92	91,133.90	0.00	0.00	33,514,324.82	0.00	0.00%	30.00%
A-4	61766LBS7	3.544000%	325,154,000.00	325,154,000.00	40,613,664.86	960,288.15	0.00	0.00	41,573,953.01	284,540,335.14	46.28%	30.00%
A-S	61766LBV0	3.951000%	47,782,000.00	47,782,000.00	0.00	157,322.23	0.00	0.00	157,322.23	47,782,000.00	37.26%	25.00%
B	61766LBW8	4.722198%	50,172,000.00	50,172,000.00	0.00	197,435.10	0.00	0.00	197,435.10	50,172,000.00	27.78%	19.75%
C	61766LBX6	4.722198%	46,588,000.00	46,588,000.00	0.00	183,331.46	0.00	0.00	183,331.46	46,588,000.00	18.99%	14.87%
D	61766LAC3	3.000000%	52,560,000.00	52,560,000.00	0.00	131,400.00	0.00	0.00	131,400.00	52,560,000.00	9.06%	9.38%
E-1	61766LAE9	4.722198%	14,335,000.00	14,335,000.00	0.00	324,439.54	0.00	0.00	324,439.54	14,335,000.00	6.36%	7.88%
E-2	61766LAG4	4.722198%	14,335,000.00	14,335,000.00	0.00	196,139.13	0.00	0.00	196,139.13	14,335,000.00	3.65%	6.37%
F-1	61766LAL3	4.722198%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00	2.75%	5.88%
F-2	61766LAN9	4.722198%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00	1.85%	5.38%
G-1	61766LAU3	4.722198%	11,348,500.00	11,348,500.00	0.00	0.00	0.00	1,563,332.96	0.00	9,785,167.04	0.00%	4.19%
G-2	61766LAW9	4.722198%	11,348,500.00	11,348,500.00	0.00	0.00	0.00	11,348,500.00	0.00	0.00	0.00%	3.00%
H-1	61766LBC2	4.722198%	14,334,677.00	14,334,677.00	0.00	0.00	0.00	14,334,677.00	0.00	0.00	0.00%	1.50%
H-2	61766LBE8	4.722198%	14,334,677.00	14,334,677.00	0.00	0.00	0.00	14,334,677.00	0.00	0.00	0.00%	0.00%
V	61766LBJ7	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766LBL2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			955,648,354.02	645,271,544.92	74,036,855.78	2,241,489.51	0.00	41,581,186.96	76,278,345.29	529,653,502.18

X-A	61766LBT5	1.203551%	668,954,000.00	358,577,190.92	0.00	359,638.34	0.00	0.00	359,638.34	284,540,335.14
X-B	61766LBU2	0.376191%	97,954,000.00	97,954,000.00	0.00	30,707.82	0.00	0.00	30,707.82	97,954,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	61766LAA7	1.722198%	52,560,000.00	52,560,000.00	0.00	75,432.27	0.00	0.00	75,432.27	52,560,000.00
Notional SubTotal			819,468,000.00	509,091,190.92	0.00	465,778.43	0.00	0.00	465,778.43	435,054,335.14

Deal Distribution Total					74,036,855.78	2,707,267.94	0.00	41,581,186.96	76,744,123.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month?s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)	Class E-1, Class E-2, Class F-1, Class F-2, Class G-1, Class G-2, Class H-1 and Class H-2 all represent the "Regular Interest" of these respective classes.

For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Classes, please refer to the Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766LBN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766LBP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766LBQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61766LBR9	155.45670195	155.45670195	0.42387860	0.00000000	0.00000000	0.00000000	0.00000000	155.88058056	0.00000000
A-4	61766LBS7	1,000.00000000	124.90593645	2.95333334	0.00000000	0.00000000	0.00000000	0.00000000	127.85926979	875.09406355
A-S	61766LBV0	1,000.00000000	0.00000000	3.29249990	0.00000000	0.00000000	0.00000000	0.00000000	3.29249990	1,000.00000000
B	61766LBW8	1,000.00000000	0.00000000	3.93516503	0.00000000	0.00000000	0.00000000	0.00000000	3.93516503	1,000.00000000
C	61766LBX6	1,000.00000000	0.00000000	3.93516485	0.00000000	0.00000000	0.00000000	0.00000000	3.93516485	1,000.00000000
D	61766LAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-1	61766LAE9	1,000.00000000	0.00000000	22.63268504	(18.69752006)	0.00000000	0.00000000	0.00000000	22.63268504	1,000.00000000
E-2	61766LAG4	1,000.00000000	0.00000000	13.68253436	(9.74736938)	18.00587443	0.00000000	0.00000000	13.68253436	1,000.00000000
F-1	61766LAL3	1,000.00000000	0.00000000	0.00000000	3.93516534	38.75443072	0.00000000	0.00000000	0.00000000	1,000.00000000
F-2	61766LAN9	1,000.00000000	0.00000000	0.00000000	3.93516534	76.58882168	0.00000000	0.00000000	0.00000000	1,000.00000000
G-1	61766LAU3	1,000.00000000	0.00000000	0.00000000	3.93516500	86.97479050	0.00000000	137.75679253	0.00000000	862.24320747
G-2	61766LAW9	1,000.00000000	0.00000000	0.00000000	3.93516500	114.42588536	0.00000000	1,000.00000000	0.00000000	0.00000000
H-1	61766LBC2	1,000.00000000	0.00000000	0.00000000	3.93516505	213.82187544	0.00000000	1,000.00000000	0.00000000	0.00000000
H-2	61766LBE8	1,000.00000000	0.00000000	0.00000000	3.93516505	273.96997016	0.00000000	1,000.00000000	0.00000000	0.00000000
V	61766LBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766LBL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766LBT5	536.02667884	0.00000000	0.53761296	0.00000000	0.00000000	0.00000000	0.00000000	0.53761296	425.35112301
X-B	61766LBU2	1,000.00000000	0.00000000	0.31349225	0.00000000	0.00000000	0.00000000	0.00000000	0.31349225	1,000.00000000
X-D	61766LAA7	1,000.00000000	0.00000000	1.43516495	0.00000000	0.00000000	0.00000000	0.00000000	1.43516495	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	10/01/25 - 10/30/25	30	0.00	91,133.90	0.00	91,133.90	0.00	0.00	0.00	91,133.90	0.00
A-4	10/01/25 - 10/30/25	30	0.00	960,288.15	0.00	960,288.15	0.00	0.00	0.00	960,288.15	0.00
X-A	10/01/25 - 10/30/25	30	0.00	359,638.34	0.00	359,638.34	0.00	0.00	0.00	359,638.34	0.00
X-B	10/01/25 - 10/30/25	30	0.00	30,707.82	0.00	30,707.82	0.00	0.00	0.00	30,707.82	0.00
X-D	10/01/25 - 10/30/25	30	0.00	75,432.27	0.00	75,432.27	0.00	0.00	0.00	75,432.27	0.00
A-S	10/01/25 - 10/30/25	30	0.00	157,322.23	0.00	157,322.23	0.00	0.00	0.00	157,322.23	0.00
B	10/01/25 - 10/30/25	30	0.00	197,435.10	0.00	197,435.10	0.00	0.00	0.00	197,435.10	0.00
C	10/01/25 - 10/30/25	30	0.00	183,331.46	0.00	183,331.46	0.00	0.00	0.00	183,331.46	0.00
D	10/01/25 - 10/30/25	30	0.00	131,400.00	0.00	131,400.00	0.00	0.00	0.00	131,400.00	0.00
E-1	10/01/25 - 10/30/25	30	266,978.35	56,410.59	0.00	56,410.59	(268,028.95)	0.00	0.00	324,439.54	0.00
E-2	10/01/25 - 10/30/25	30	396,283.31	56,410.59	0.00	56,410.59	(139,728.54)	0.00	0.00	196,139.13	258,114.21
F-1	10/01/25 - 10/30/25	30	165,714.34	18,802.22	0.00	18,802.22	18,802.22	0.00	0.00	0.00	185,168.67
F-2	10/01/25 - 10/30/25	30	345,778.48	18,802.22	0.00	18,802.22	18,802.22	0.00	0.00	0.00	365,941.39
G-1	10/01/25 - 10/30/25	30	938,681.32	44,658.22	0.00	44,658.22	44,658.22	0.00	0.00	0.00	987,033.41
G-2	10/01/25 - 10/30/25	30	1,248,988.96	44,658.22	0.00	44,658.22	44,658.22	0.00	0.00	0.00	1,298,562.16
H-1	10/01/25 - 10/30/25	30	2,996,865.04	56,409.32	0.00	56,409.32	56,409.32	0.00	0.00	0.00	3,065,067.52
H-2	10/01/25 - 10/30/25	30	3,855,688.94	56,409.32	0.00	56,409.32	56,409.32	0.00	0.00	0.00	3,927,271.03
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			10,214,978.74	2,539,249.97	0.00	2,539,249.97	(168,017.97)	0.00	0.00	2,707,267.94	10,087,158.39

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
E	61766LAJ8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	61766LAQ2	4.722198%	9,556,000.00	9,556,000.00	0.00	0.00	0.00	0.00	0.00	9,556,000.00
G	61766LAY5	4.722198%	22,697,000.00	22,697,000.00	0.00	0.00	0.00	12,911,832.96	0.00	9,785,167.04
EFG	61766LBA6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-1 (Cert)	61766LAE9	4.722198%	14,335,000.00	14,335,000.00	0.00	324,439.54	0.00	0.00	324,439.54	14,335,000.00
E-1 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	61766LAG4	4.722198%	14,335,000.00	14,335,000.00	0.00	196,139.13	0.00	0.00	196,139.13	14,335,000.00
E-2 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	61766LAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Exch)	NA	4.722198%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00
F-2 (Cert)	61766LAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Exch)	NA	4.722198%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00
G-1 (Cert)	61766LAU3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Exch)	NA	4.722198%	11,348,500.00	11,348,500.00	0.00	0.00	0.00	1,563,332.96	0.00	9,785,167.04
G-2 (Cert)	61766LAW9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Exch)	NA	4.722198%	11,348,500.00	11,348,500.00	0.00	0.00	0.00	11,348,500.00	0.00	0.00
H-1 (Cert)	61766LBC2	4.722198%	2,608,677.00	2,608,677.00	0.00	0.00	0.00	2,608,677.00	0.00	0.00
H-1 (Exch)	NA	4.722198%	11,726,000.00	11,726,000.00	0.00	0.00	0.00	11,726,000.00	0.00	0.00
H-2 (Cert)	61766LBE8	4.722198%	2,608,677.00	2,608,677.00	0.00	0.00	0.00	2,608,677.00	0.00	0.00
H-2 (Exch)	NA	4.722198%	11,726,000.00	11,726,000.00	0.00	0.00	0.00	11,726,000.00	0.00	0.00
Regular Interest Total			121,845,354.08	121,845,354.00	0.00	520,578.67	0.00	54,493,019.92	520,578.67	67,352,334.08

Exchangeable Certificate Details
H	61766LBG3	4.722198%	23,452,000.00	23,452,000.00	0.00	0.00	0.00	23,452,000.00	0.00	0.00
EF	61766LAS8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			23,452,000.01	23,452,000.00	0.00	0.00	0.00	23,452,000.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	76,744,123.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,552,388.33	Master Servicing Fee	7,828.01
Interest Reductions due to Nonrecoverability Determination	(115,290.76)	Certificate Administrator Fee	3,279.49
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	277.83
ARD Interest	0.00	Operating Advisor Fee	961.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	144.47
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	12,701.67
Total Interest Collected	2,437,097.57

Principal		Expenses/Reimbursements
Scheduled Principal	33,051,212.27	Reimbursement for Interest on Advances	(136,419.70)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	51,441,059.19	Special Servicing Fees (Monthly)	(413,220.26)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	266,767.93
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	10,455,415.68
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	84,492,271.46	Total Expenses/Reimbursements	10,172,543.65

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,707,267.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	74,036,855.78
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	76,744,123.72
Total Funds Collected	86,929,369.03	Total Funds Distributed	86,929,369.04

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	645,271,545.61	645,271,545.61	Beginning Certificate Balance	645,271,544.92
(-) Scheduled Principal Collections	33,051,212.27	33,051,212.27	(-) Principal Distributions	74,036,855.78
(-) Unscheduled Principal Collections	51,441,059.19	51,441,059.19	(-) Realized Losses	41,581,186.96
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	31,125,771.97
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	10,455,415.68
(-) Realized Losses from Collateral	31,125,771.97	31,125,771.97	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	529,653,502.18	529,653,502.18	Certificate Other Adjustments**	(0.69)
Beginning Actual Collateral Balance	649,182,165.15	649,182,165.15	Ending Certificate Balance	529,653,502.18
Ending Actual Collateral Balance	531,286,664.86	531,286,664.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.69)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.69
Current Period Advances	10,455,415.68	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	10,455,415.68	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	28,030,583.70	5.29%	1	4.6900	NAP	Defeased	1	28,030,583.70	5.29%	1	4.6900	NAP
5,000,000 or less	4	14,518,619.80	2.74%	2	5.1052	2.173442	1.30 or less	10	204,798,867.92	38.67%	2	4.8808	0.957426
5,000,001 to 10,000,000	6	37,338,908.79	7.05%	2	4.9396	1.882110	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	3	34,255,499.01	6.47%	2	5.1251	1.466290	1.41 to 1.50	2	46,786,655.82	8.83%	1	4.6619	1.417050
15,000,001 to 25,000,000	3	61,703,853.76	11.65%	1	4.6066	1.138471	1.51 to 1.60	2	27,881,786.93	5.26%	1	4.6627	1.572847
25,000,001 to 50,000,000	4	137,232,982.22	25.91%	6	4.8408	1.187474	1.61 to 1.70	3	36,270,277.44	6.85%	20	5.1787	1.648131
50,000,001 to 75,000,000	2	126,573,054.90	23.90%	1	4.5783	1.598986	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
75,000,001 or greater	1	90,000,000.00	16.99%	2	3.8420	2.047900	1.81 to 2.50	3	172,347,352.58	32.54%	2	4.1010	2.049716
Totals	24	529,653,502.18	100.00%	3	4.6057	1.526760	2.51 to 3.00	1	4,492,057.48	0.85%	1	5.1500	3.003700
							3.01 or greater	2	9,045,920.31	1.71%	1	4.6970	4.333585
							Totals	24	529,653,502.18	100.00%	3	4.6057	1.526760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	28,030,583.70	5.29%	1	4.6900	NAP
							Defeased	1	28,030,583.70	5.29%	1	4.6900	NAP
California	5	59,906,927.76	11.31%	1	4.6004	1.734184
							Lodging	5	43,146,090.43	8.15%	3	5.2533	1.337096
Connecticut	1	3,484,449.33	0.66%	1	4.8050	1.146000
							Multi-Family	1	10,049,181.20	1.90%	3	5.4000	1.428200
Florida	3	77,737,977.79	14.68%	1	4.3714	2.166394
							Office	7	173,698,521.79	32.79%	1	4.7497	1.017762
Georgia	1	6,754,715.59	1.28%	3	5.2400	0.981500
							Retail	11	274,729,125.06	51.87%	4	4.3753	1.904209
Indiana	1	6,993,259.07	1.32%	1	5.0680	0.992200
							Totals	25	529,653,502.18	100.00%	3	4.6057	1.526760
Iowa	1	5,287,212.56	1.00%	3	5.1100	1.555100
Maryland	1	25,509,949.17	4.82%	27	5.2800	1.655800
New Jersey	1	49,628,354.06	9.37%	2	4.6726	0.912300
New York	1	10,049,181.20	1.90%	3	5.4000	1.428200
North Carolina	1	36,737,474.62	6.94%	0	4.4600	1.414000
Ohio	2	38,416,169.60	7.25%	3	5.2120	1.001927
Oklahoma	1	90,000,000.00	16.99%	2	3.8420	2.047900
Pennsylvania	1	11,147,352.58	2.10%	1	4.9300	1.873500
Texas	2	20,100,647.57	3.80%	2	4.7378	0.738473
Virginia	2	59,869,247.58	11.30%	1	4.9614	1.027900
Totals	25	529,653,502.18	100.00%	3	4.6057	1.526760

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	28,030,583.70	5.29%	1	4.6900	NAP	Defeased	1	28,030,583.70	5.29%	1	4.6900	NAP
	4.000% or less	1	90,000,000.00	16.99%	2	3.8420	2.047900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	2	107,937,474.62	20.38%	1	4.3535	1.853057	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	10	199,640,786.20	37.69%	1	4.7478	1.218228	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	10	104,044,657.66	19.64%	8	5.2325	1.388198	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	24	529,653,502.18	100.00%	3	4.6057	1.526760	49 months or greater	23	501,622,918.48	94.71%	3	4.6010	1.538941
								Totals	24	529,653,502.18	100.00%	3	4.6057	1.526760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	28,030,583.70	5.29%	1	4.6900	NAP	Defeased	1	28,030,583.70	5.29%	1	4.6900	NAP
	60 months or less	23	501,622,918.48	94.71%	3	4.6010	1.538941	Interest Only	3	168,200,000.00	31.76%	2	4.0647	2.168425
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	5	51,799,487.72	9.78%	0	4.6248	1.584923
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	15	281,623,430.76	53.17%	4	4.9169	1.154523
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	24	529,653,502.18	100.00%	3	4.6057	1.526760	Totals	24	529,653,502.18	100.00%	3	4.6057	1.526760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	28,030,583.70	5.29%	1	4.6900	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	19	464,688,150.34	87.73%	3	4.5516	1.554400
	13 months to 24 months	1	5,039,585.98	0.95%	3	5.0000	1.153800
	25 months or greater	3	31,895,182.16	6.02%	3	5.2566	1.374567
	Totals	24	529,653,502.18	100.00%	3	4.6057	1.526760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305351002	RT	Oklahoma City	OK	Actual/360	3.842%	297,755.00	0.00	0.00	N/A	01/01/26	--	90,000,000.00	90,000,000.00	11/01/25
2	305471002	RT	Ellenton	FL	Actual/360	4.298%	263,545.81	0.00	0.00	N/A	12/01/25	--	71,200,000.00	71,200,000.00	11/01/25
4	300801423	OF	Arlington	VA	Actual/360	4.938%	235,812.69	84,010.62	0.00	N/A	12/01/25	--	55,457,065.52	55,373,054.90	10/01/25
5	1545861	OF	Lawrence Township	NJ	Actual/360	4.673%	199,686.68	0.00	0.00	N/A	01/01/26	--	49,628,354.06	49,628,354.06	05/01/25
6	1543829	OF	Trenton	NJ	Actual/360	4.050%	152,259.82	12,532,958.91	0.00	N/A	04/01/25	--	43,658,730.88	0.00	11/01/25
7	300801384	RT	Greenville	NC	Actual/360	4.460%	141,430.40	88,031.28	0.00	N/A	11/06/25	--	36,825,505.90	36,737,474.62	10/06/25
9	305471009	LO	Albuquerque	NM	Actual/360	4.880%	128,311.02	30,534,087.62	0.00	N/A	11/01/25	--	30,534,087.62	0.00	11/01/25
11	305471011	MU	New Braunfels	TX	Actual/360	4.690%	113,384.55	44,551.96	0.00	N/A	12/01/25	--	28,075,135.66	28,030,583.70	11/01/25
13	1546497	LO	Cleveland	OH	Actual/360	5.280%	0.00	0.00	0.00	N/A	02/01/26	--	25,357,204.37	25,357,204.37	10/01/21
14	1545887	RT	Catonsville	MD	Actual/360	5.280%	116,174.98	41,733.06	0.00	N/A	02/01/28	--	25,551,682.23	25,509,949.17	11/01/25
15	1546309	OF	Oxnard	CA	Actual/360	4.625%	95,965.48	47,736.51	0.00	N/A	01/01/26	--	24,095,954.31	24,048,217.80	11/01/25
16	300801394	OF	Santa Rosa	CA	Actual/360	4.558%	88,849.85	42,650.81	0.00	N/A	11/01/25	--	22,637,225.18	22,594,574.37	10/01/25
17	305471017	RT	Plano	TX	Actual/360	4.815%	67,632.26	16,311,668.96	0.00	N/A	01/01/26	--	16,311,668.96	0.00	11/01/25
19	1546147	OF	Houston	TX	Actual/360	4.650%	60,417.75	27,659.46	0.00	N/A	01/01/26	--	15,088,721.05	15,061,061.59	05/01/25
20	305471020	MF	Spring	TX	Actual/360	4.750%	65,444.44	16,000,000.00	0.00	N/A	01/01/26	--	16,000,000.00	0.00	11/01/25
21	305471021	RT	Washington Township OH		Actual/360	5.080%	57,209.59	19,173.14	0.00	N/A	01/01/26	--	13,078,138.37	13,058,965.23	11/01/25
22	305471022	RT	Philadelphia	PA	Actual/360	4.930%	47,413.52	21,179.14	0.00	N/A	12/01/25	--	11,168,531.72	11,147,352.58	11/01/25
25	305471025	MF	Gates	NY	Actual/360	5.400%	46,803.50	16,087.95	0.00	N/A	02/01/26	--	10,065,269.15	10,049,181.20	11/01/25
26	695100612	OF	Indianapolis	IN	Actual/360	5.068%	30,580.68	14,050.60	0.00	N/A	12/06/25	--	7,007,309.67	6,993,259.07	11/06/25
27	300801411	RT	Westminster	CA	Actual/360	4.770%	27,613.97	6,722,816.94	0.00	N/A	12/01/25	--	6,722,816.94	0.00	11/01/25
28	695100627	LO	Conyers	GA	Actual/360	5.240%	30,542.56	14,135.78	0.00	N/A	02/06/26	--	6,768,851.37	6,754,715.59	05/06/25
32	305471032	LO	Pensacola	FL	Actual/360	5.150%	20,040.79	27,005.43	0.00	N/A	12/01/25	--	4,519,062.91	4,492,057.48	11/01/25
33	1545281	RT	San Mateo	CA	Actual/360	4.550%	27,426.39	0.00	0.00	N/A	12/01/25	--	7,000,000.00	7,000,000.00	11/01/25
34	1545988	RT	San Bernardino	CA	Actual/360	4.715%	25,473.27	9,855.43	0.00	N/A	01/01/26	--	6,273,991.02	6,264,135.59	11/01/25
35	1545963	RT	Mesquite	TX	Actual/360	5.000%	21,772.36	17,219.80	0.00	N/A	02/01/26	--	5,056,805.78	5,039,585.98	11/01/25
37	305471037	RT	Cedar Rapids	IA	Actual/360	5.110%	23,307.59	9,632.41	0.00	N/A	02/01/26	--	5,296,844.97	5,287,212.56	11/01/25
38	305471038	LO	Norfolk	VA	Actual/360	5.250%	20,369.01	9,394.77	0.00	N/A	02/01/26	--	4,505,587.45	4,496,192.68	11/01/25
40	305471040	RT	Southbury	CT	Actual/360	4.805%	14,450.59	8,022.20	0.00	N/A	12/01/25	--	3,492,471.53	3,484,449.33	11/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
41	305471041	LO	Pensacola	FL	Actual/360	5.200%	9,216.06	12,257.67	0.00	N/A	12/01/25	--	2,058,177.98	2,045,920.31	11/01/25
42	300801399	MH	Auburndale	FL	Actual/360	5.190%	8,206.96	1,836,351.01	0.00	N/A	11/01/25	--	1,836,351.01	0.00	11/01/25
Totals							2,437,097.57	84,492,271.46	0.00				645,271,545.61	529,653,502.18
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	27,980,072.84	12,780,670.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	19,056,212.00	8,389,185.43	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,844,089.00	2,049,790.77	01/01/25	06/30/25	--	0.00	0.00	319,345.76	319,345.76	0.00	0.00
5	7,325,722.00	0.00	--	--	--	0.00	0.00	198,744.79	1,170,848.16	0.00	0.00
6	1,380,878.00	0.00	--	--	--	0.00	2,942,503.21	0.00	0.00	0.00	0.00
7	4,839,074.76	2,200,866.56	01/01/25	06/30/25	--	0.00	0.00	229,144.57	229,144.57	0.00	0.00
9	7,812,148.50	7,276,544.29	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,706,477.00	2,294,221.00	10/01/18	09/30/19	09/11/24	21,490,034.08	2,278,894.45	0.00	0.00	0.00	10,455,415.68
14	3,263,074.60	2,472,763.27	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,837,858.10	1,142,821.60	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,954,906.29	2,055,033.96	01/01/25	09/30/25	--	0.00	0.00	130,915.87	130,915.87	0.00	0.00
17	1,896,893.35	1,493,745.65	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,650,237.29	214,561.48	01/01/25	03/31/25	--	0.00	0.00	87,829.82	527,688.44	38,233.65	0.00
20	1,501,058.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,166,625.27	809,586.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,496,028.73	805,354.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,100,680.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	594,606.66	349,929.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,086,169.82	511,765.49	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	781,845.48	629,373.46	04/01/24	03/31/25	--	0.00	0.00	44,567.36	267,722.23	68,271.87	0.00
32	1,873,018.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,527,417.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	706,621.60	368,561.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	577,344.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	481,994.15	337,849.85	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	702,224.00	682,456.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	301,450.80	311,788.80	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	966,705.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	324,139.00	187,697.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	102,735,573.22	47,364,567.40				21,490,034.08	5,221,397.66	1,010,548.17	2,645,665.03	106,505.52	10,455,415.68

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	1543829	12,450,906.37	Disposition	0.00	0.00
17	305471017	16,282,595.90	Payoff Prior to Maturity	0.00	0.00
20	305471020	16,000,000.00	Payoff Prior to Maturity	0.00	0.00
27	300801411	6,707,556.92	Payoff Prior to Maturity	0.00	0.00
Totals		51,441,059.19		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/25	0	0.00	0	0.00	4	96,801,335.61	2	32,111,919.96	1	0.00	0	0.00	0	0.00	4	51,441,059.19	4.605678%	4.502967%	3
10/20/25	0	0.00	0	0.00	4	96,843,130.85	2	32,126,055.74	1	43,658,730.88	0	0.00	0	0.00	0	0.00	4.593514%	4.538579%	3
09/17/25	0	0.00	0	0.00	4	96,887,680.26	1	25,357,204.37	1	43,745,402.51	0	0.00	0	0.00	2	41,204,148.70	4.605660%	4.553769%	4
08/15/25	0	0.00	1	6,797,911.30	3	90,131,205.13	1	25,357,204.37	1	43,826,868.67	0	0.00	0	0.00	0	0.00	4.620636%	4.574440%	5
07/17/25	1	6,811,853.05	0	0.00	3	90,158,527.24	1	25,357,204.37	1	43,908,051.70	0	0.00	0	0.00	2	23,447,261.69	4.620820%	4.574643%	6
06/17/25	0	0.00	1	15,202,137.74	2	74,985,558.43	1	25,357,204.37	1	43,993,884.70	0	0.00	0	0.00	0	0.00	4.622062%	4.577319%	7
05/16/25	0	0.00	0	0.00	2	74,985,558.43	1	25,357,204.37	1	44,074,487.29	0	0.00	0	0.00	0	0.00	4.622239%	4.582530%	8
04/17/25	0	0.00	1	49,628,354.06	1	25,357,204.37	1	25,357,204.37	1	44,159,760.46	0	0.00	0	0.00	0	0.00	4.622429%	4.582743%	9
03/17/25	1	49,628,354.06	0	0.00	2	69,585,631.78	1	25,357,204.37	1	44,228,427.41	0	0.00	0	0.00	0	0.00	4.622612%	4.582950%	10
02/18/25	1	49,628,354.06	0	0.00	2	69,671,813.11	1	25,357,204.37	1	44,314,608.74	0	0.00	0	0.00	0	0.00	4.622834%	4.583200%	11
01/17/25	0	0.00	1	49,628,354.06	2	69,739,837.37	1	25,357,204.37	1	44,382,633.00	0	0.00	0	0.00	0	0.00	4.623014%	4.583404%	12
12/17/24	1	49,628,354.06	0	0.00	2	69,807,579.29	1	25,357,204.37	1	44,450,374.92	0	0.00	0	0.00	0	0.00	4.623193%	4.583606%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	300801423	10/01/25	0	B	319,345.76	319,345.76	0.00	55,457,065.52	10/24/25	13
5	1545861	05/01/25	5	6	198,744.79	1,170,848.16	54,009.55	49,628,354.06	02/21/24	1
7	300801384	10/06/25	0	5	229,144.57	229,144.57	0.00	36,825,505.90	11/12/25	0
13	1546497	10/01/21	48	6	0.00	0.00	0.00	26,521,683.27	10/04/19	6		11/01/19
16	300801394	10/01/25	0	5	130,915.87	130,915.87	0.00	22,637,225.17	11/10/25	13
19	1546147	05/01/25	5	6	87,829.82	527,688.44	38,233.65	15,229,234.56	05/27/25	2
28	695100627	05/06/25	5	6	44,567.36	267,722.23	72,721.37	6,840,533.70	08/15/25	2		10/31/25
Totals					1,010,548.17	2,645,665.03	164,964.57	213,139,602.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		59,332,049	0	59,332,049		0
0 - 6 Months		444,811,504	348,010,168	64,689,416		32,111,920
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		25,509,949	25,509,949	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	529,653,502	432,852,167	0	0	90,046,620	6,754,716
Oct-25	645,271,546	504,769,684	0	0	90,074,279	50,427,582
Sep-25	684,133,041	543,499,958	0	0	96,887,680	43,745,403
Aug-25	732,877,939	592,121,954	0	6,797,911	90,131,205	43,826,869
Jul-25	733,769,494	592,891,062	6,811,853	0	90,158,527	43,908,052
Jun-25	758,209,435	624,027,854	0	15,202,138	74,985,558	43,993,885
May-25	759,132,810	640,072,765	0	0	49,628,354	69,431,692
Apr-25	760,117,906	640,972,587	0	49,628,354	0	69,516,965
Mar-25	761,022,119	641,808,133	49,628,354	0	0	69,585,632
Feb-25	762,122,756	642,822,589	49,628,354	0	0	69,671,813
Jan-25	763,018,653	643,650,461	0	49,628,354	0	69,739,837
Dec-24	763,910,834	644,474,900	49,628,354	0	0	69,807,579
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	300801423	55,373,054.90	55,457,065.52	97,700,000.00	09/09/15	1,882,656.27	0.98100	06/30/25	12/01/25	242
5	1545861	49,628,354.06	49,628,354.06	199,000,000.00	11/05/15	5,577,206.00	0.91230	12/31/24	01/01/26	242
6	1543829	0.00	-	17,800,000.00	01/31/25	1,020,888.00	0.42060	12/31/24	04/01/25	242
7	300801384	36,737,474.62	36,825,505.90	72,700,000.00	08/28/15	1,946,826.56	1.41400	06/30/25	11/06/25	239
13	1546497	25,357,204.37	26,521,683.27	16,600,000.00	02/20/24	1,786,835.00	0.92670	09/30/19	02/01/26	242
16	300801394	22,594,574.37	22,637,225.17	34,370,000.00	09/10/15	1,866,423.21	1.57700	09/30/25	11/01/25	242
19	1546147	15,061,061.59	15,229,234.56	22,775,000.00	10/21/15	158,412.48	0.59950	03/31/25	01/01/26	242
28	695100627	6,754,715.59	6,840,533.70	11,600,000.00	12/01/15	526,267.62	0.98150	03/31/25	02/06/26	242
35	1545963	5,039,585.98	5,039,585.98	10,260,000.00	11/03/15	539,904.00	1.15380	12/31/23	02/01/26	182
Totals		216,546,025.48	218,179,188.16	482,805,000.00		15,305,419.14

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	300801423	OF	VA	10/24/25	13
	New transfer as of 10/24/25. File is under review.

5	1545861	OF	NJ	02/21/24	1

The loan is currently due for 5/1/25 payment. The cash flow waterfall has been amended to allow for the payment of ongoing operating expenses prior to scheduled debt service to assure ongoing operations are not impacted. Occupancy was

	42.6% as of 9/30/25. Modification of the debt is in active negotiation.

6	1543829	OF	NJ	02/07/22	8

Foreclosure sale occurred 11/2/23 with Trigild being engaged to manage the REO Property. The property is approximately 52% occupied as of 7/31/25 with a lease for an expansion and extension of a current sub-lease tenant executed on

9/30/25. The property was listed for sale and a proposed purchaser failed to close. A second similar offer was received and accepted. Sale contract has been executed and purchaser is currently in review period through 10/08/2025. If accepted,

	closing would then takeplace 11/17 /2025.

7	300801384	RT	NC	11/12/25	0
	New transfer as of 11/12/2025.

13	1546497	LO	OH	10/04/19	6

Counsel filed a foreclosure complaint and the Borrower agreed to appointment of a receiver effective 1/18/2020. Trust Counsel and Borrower Counsel have finalized an Agreed Judgment Entry and Decree and the Court entered the Order on

3/20/2020. Noteholder is pursuing rights and remedies as appropriate. YTD through May 2025, the property achieved a 27.58% occupancy, $131.18 ADR and $36.18 RevPar. Prospective buyer's financing fell through and requested an

	additional 90 days. Hilton has agreed to allow the p roperty to maintain the DoubleTree flag until November 2025.

16	300801394	OF	CA	11/10/25	13
	New transfer as of 11/10/2025. File is under review.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	1546147	OF	TX	05/27/25	2

Transfer 5/27/25 for payment default. Cash management is in effect. The property occupancy was 60% as of 9/30/25. Borrower retained a 3rd party representative. PNA signed 10/15/25. No proposal submitted to date. Insurance was canceled 11/3/25 due to Borrower’s non-payment. The property was placed under lender's insurance coverage. Foreclosure may be posted for a 12/2/2025 sale at the earliest.

28	695100627	LO	GA	08/15/25	2

An appraisal for the property was ordered on October 7, 2025, and is expected to be finalized by November 3, 2025. As of that date, a draft of the appraisal has been received and is currently under review. Legal counsel was engaged on October

10, 2025, an d the Pre-Negotiation Agreement (PNA) was executed on October 17, 2025. A kickoff call was held on October 21, 2025, during which the borrower provided background on the property and discussed the current market challenges.

A Cash Management Agreement is being prepared to secure cash flow, and a Know Your Customer (KYC) request was submitted to the liaison on October 21, 2025. Based on year-to-date financials ending September 30, 2025, the property is operating at an occupancy rate of 57.81%, with an Aver age Daily Rate (ADR) of $113.04 and a Revenue Per Available Room (RevPAR) of $65.33.

35	1545963	RT	TX	11/05/25	13
New transfer as of 11/5/2025. File is under review.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	1545861	0.00	4.67262%	0.00	4.67262%	8	09/17/21	09/01/21	11/12/21
9	305471009	34,191,422.45	4.88000%	34,191,422.45	4.88000%	10	10/20/20	10/20/20	10/20/20
12	300801431	28,814,529.14	4.93300%	28,814,529.14	4.93300%	9	08/31/20	08/31/20	--
29	695100623	7,543,372.14	5.31600%	7,543,372.14	5.31600%	10	06/19/20	05/06/20	08/11/20
30	695100615	7,450,948.05	5.04000%	7,450,948.05	5.04000%	10	07/17/20	08/06/20	08/11/20
Totals		78,000,271.78		78,000,271.78
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	305471003	10/18/19	67,543,727.53	2,090,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
6	1543829	11/18/25	43,658,730.88	17,800,000.00	20,411,641.08	6,577,154.80	19,110,113.71	12,532,958.91	31,125,771.97	0.00	0.00	31,125,771.97	64.84%
12	300801431	12/17/21	28,203,927.63	89,000,000.00	29,626,420.77	1,422,493.14	29,626,420.77	28,203,927.63	0.00	0.00	0.00	0.00	0.00%
23	300801194	07/16/21	11,286,431.01	23,500,000.00	11,706,813.44	69,256.39	11,706,813.44	11,637,557.05	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			43,658,730.88	17,800,000.00	20,411,641.08	6,577,154.80	19,110,113.71	12,532,958.91	31,125,771.97	0.00	0.00	31,125,771.97
Cumulative Totals			150,692,817.05	2,220,300,000.00	61,744,875.29	8,068,904.33	60,443,347.92	52,374,443.59	31,125,771.97	0.00	0.00	31,125,771.97

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	305471003	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	1543829	11/18/25	0.00	0.00	31,125,771.97	0.00	0.00	31,125,771.97	0.00	0.00	31,125,771.97
12	300801431	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	300801194	07/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	31,125,771.97	0.00	0.00	31,125,771.97	0.00	0.00	31,125,771.97
Cumulative Totals			0.00	0.00	31,125,771.97	0.00	0.00	31,125,771.97	0.00	0.00	31,125,771.97

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	3,080.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	10,683.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.02
6	0.00	0.00	(439,443.93)	0.00	(39,856.06)	0.00	0.00	0.00	(136,419.70)	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	306,623.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,458.84	0.00	0.00	0.00	0.00	115,290.76	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(413,220.26)	0.00	266,767.93	0.00	0.00	115,290.76	(136,419.70)	0.00	0.00	0.02
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(167,581.26)

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Supplemental Notes
Exchange of Exchangeable Certificates--December 2018
In December 2018 an exchange of exchangeable certificates took effect in which $28,670,000.00 of Class E was exchanged for $14,335,000.00 of Class E-1 and $14,335,000.00 of Class E-2.

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